Earnings per Share - Components (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income available to common shareholders	$ 956	$ 20,751	$ 22,517
Weighted average common shares outstanding (in shares)	7,039,323	7,063,054	7,148,144
Effect of dilutive equity-based awards	0	0	0
Weighted average dilutive common shares outstanding (in shares)	7,039,323	7,063,054	7,148,144
Basic earnings per share (in dollars per share)	$ 0.14	$ 2.94	$ 3.15
Diluted earnings per share (in dollars per share)	$ 0.14	$ 2.94	$ 3.15